NEW ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2016
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEW ACCOUNTING STANDARDS

NOTE 2 – NEW ACCOUNTING STANDARDS

The company has reviewed all issued accounting pronouncements and plans to adopt those that are applicable to it. The company does not expect the adoption of any other pronouncements to have an impact on its results of operations or financial position.